Vanguard Wellington™ Fund
Supplement Dated September 30, 2020, to the Prospectus and Summary Prospectus Dated March 27, 2020
Important Change to Vanguard Wellington Fund
Effective at the close of business on June 30, 2021, Michael E. Stack will retire from Wellington Management Company LLP and will no longer serve as a portfolio manager for Vanguard Wellington Fund.
Loren L. Moran and Daniel J. Pozen, who currently serve as portfolio managers with Mr. Stack, will remain as portfolio managers of the Fund upon Mr. Stack’s retirement. The Fund’s investment objective, strategies, and policies will remain unchanged.
  © 2020 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 21F 092020

Vanguard Wellington™ Fund

Supplement Dated September 30, 2020, to the Statement of Additional Information Dated March 27, 2020
Important Change to Vanguard Wellington Fund
Effective at the close of business on June 30, 2021, Michael E. Stack will retire from Wellington Management Company LLP and will no longer serve as a portfolio manager for Vanguard Wellington Fund.
Loren L. Moran and Daniel J. Pozen, who currently serve as portfolio managers with Mr. Stack, will remain as portfolio managers of the Fund upon Mr. Stack’s retirement. The Fund's investment objective, strategies, and policies will remain unchanged.
© 2020 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 21G 092020